Significant Accounting Judgments, Estimates, And Assumptions (Narrative) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Significant Accounting Judgments, Estimates, And Assumptions [Abstract]
(Decrease) in liabilities due to deconsolidation	$ (19,332)
Trading loans, securities, and other	1,142	$ 1,111
Committed undrawn amount	14,700	$ 13,100
(Decrease) in business and government loans due to deconsolidation	(17,702)
(Decrease) in non-trading financial assets at FVTPL due to seconsolidation	(2,695)
(Decrease) in other assets due to deconsolidation	$ (77)